Investments in Associates - Movements in Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Abstract]
At January 1	$ 861	$ 786
Share of loss of associates	(3)	(3)	$ (710)
Exchange difference	6	78
At December 31	$ 864	$ 861	$ 786